Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenues of Major Customers
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the periods presented:

	For the year ended
	Dec 31, 2015	Dec 31, 2014	Dec 31, 2013
Cargill International SA, Geneva	<10%	8,868,074	8,119,657
Dampskibsselskabet Norden A/S	<10%	<10%	5,145,075
Itochu Enex Co., Ltd	<10%	<10%	4,860,957
Koch Shipping Inc.	<10%	13,367,970	4,360,159
Mansel Ltd.	20,232,481	10,370,479	n/a
Navig8 Group	17,940,808	<10%	<10%
Womar Logistic Pte., Ltd (pool arrangement)	<10%	7,072,663	10,299,096